Short-Term Investment (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Gain /(Loss) from sales of short-term investments:
Trading equity securities	$ 41,010	$ (234,380)
Mutual fund	65,381	51,832
Unrealized holding (loss) gain:
Trading equity securities	(3,147)	41,294
Net investment income (loss)	$ 103,244	$ (141,254)